Condensed Balance Sheets - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets:
Cash
Total current assets
TOTAL ASSETS
Current Liabilities:
Accounts payable and accrued expenses	7,332	54,486	54,486
Due to stockholder	25,985
Notes payable - related party		1,201,000	1,201,000
Accrued interest - related party		650,843	530,743
Loan payable - related party		99,974	99,974
Total current liabilities	33,317	2,006,303	1,886,203
STOCKHOLDERS' DEFICIT
Preferred stock, par value $0.0001; 10,000,000 shares authorized; 0 shares issued and outstanding
Common stock, par value $0.0001; 200,000,000 shares authorized; 22,930,000 shares issued and outstanding	2,293	2,293	2,293
Additional paid in capital	2,311,385	283,694	283,694
Accumulated deficit	(2,346,995)	(2,292,290)	(2,172,190)
TOTAL STOCKHOLDERS' DEFICIT	(33,317)	(2,006,303)	(1,886,203)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT
Pro Forma
Current Assets:
Cash
Total current assets
TOTAL ASSETS
Current Liabilities:
Accounts payable and accrued expenses		54,486
Notes payable - related party
Accrued interest - related party
Loan payable - related party
Total current liabilities		54,486
STOCKHOLDERS' DEFICIT
Preferred stock, par value $0.0001; 10,000,000 shares authorized; 0 shares issued and outstanding
Common stock, par value $0.0001; 200,000,000 shares authorized; 22,930,000 shares issued and outstanding		2,293
Additional paid in capital		283,694
Accumulated deficit		(340,473)
TOTAL STOCKHOLDERS' DEFICIT		(54,486)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT